     As filed with the Securities and Exchange Commission on April 25, 2003

                                               Securities Act File No. 333-83071
                                             Investment Company Act No. 811-9477

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-1A

             Registration Statement Under The Securities Act of 1933         [X]

                          Pre-Effective Amendment No.__                      [ ]

                         Post-Effective Amendment No. 5                      [X]

                                     and/or

        Registration Statement Under The Investment Company Act of 1940      [X]

                                 Amendment No. 6                             [X]

                          ING VARIABLE INSURANCE TRUST
                (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                           Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (800) 366-0066

         Huey P. Falgout, Jr.                                  With Copies To:
         ING Investments, LLC                            Jeffrey S. Puretz, Esq.
    7337 E. Doubletree Ranch Road                              Dechert LLP
      Scottsdale, Arizona 85258                            1775 I Street, N.W.
                                                          Washington, D.C. 20006
(Name and Address of Agent for Service)

                                    ---------

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[X]  on May 1, 2003 pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

       PROSPECTUS

[WORLD PHOTO]

       May 1, 2003


       ING VP WORLDWIDE

       GROWTH PORTFOLIO



       This Prospectus contains
       important information about
       investing in the ING VP
       Worldwide Growth Portfolio.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       FDIC, the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolio will achieve its
       objective. As with all
       variable portfolios, the
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.



                                                         [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS




This prospectus describes the Portfolio's objective, investment strategy and risks.

[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO
         HAS
         PERFORMED



You'll also find:
HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. Information about the Portfolio's management fees and expenses the Portfolio pays.
You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.


    INTRODUCTION TO THE ING VP WORLDWIDE
      GROWTH PORTFOLIO                                  1
    PORTFOLIO AT A GLANCE                               2

    WORLDWIDE GROWTH PORTFOLIO                          4



    WHAT YOU PAY TO INVEST                             6
    MANAGEMENT OF THE PORTFOLIO                        7
    INFORMATION FOR INVESTORS                          8
    DIVIDENDS, DISTRIBUTIONS AND TAXES                10
    MORE INFORMATION ABOUT RISKS                      11
    FINANCIAL HIGHLIGHTS                              14
    WHERE TO GO FOR MORE INFORMATION          Back Cover


The Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies). You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.


Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIO ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                           INTRODUCTION TO THE ING VP WORLDWIDE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All variable portfolios have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Portfolio. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Worldwide Growth Portfolio, please call your financial consultant or us at 1-800-992-0180.



 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

 WORLDWIDE GROWTH PORTFOLIO

  A non-diversified portfolio of equity securities of issuers in at least three countries, one of which may be the U.S.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years
  - are looking for exposure to worldwide markets
  - are willing to accept higher risk in exchange for long-term growth.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                   Introduction to the ING VP Worldwide Growth Portfolio       1

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the objective, main investments and risks of the ING Worldwide Growth Portfolio. It is designed to help you understand the main risks associated with the Portfolio, and how risk and investment objectives relate. This table is only a summary. You should read the complete description of the Portfolio's investment objective, strategies and risks, which begins on page 4.

                  PORTFOLIO                            INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------

                  VP Worldwide Growth Portfolio        Long-term capital appreciation
                  Adviser: ING Investments, LLC

                                                           PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities of issuers believed to have             Price volatility and other risks that accompany an
growth potential and located in at least three            investment in growth-oriented foreign equities. Particularly
countries, one of which may be the U.S.                   sensitive to price swings because the Portfolio is
                                                          classified as "non-diversified" -- it may hold securities
                                                          from a fewer number of issuers than a diversified portfolio.
                                                          Sensitive to currency exchange rates, international
                                                          political and economic conditions, and other risks that
                                                          affect foreign securities.

                                                                         ADVISER
ING VP WORLDWIDE GROWTH PORTFOLIO                           ING Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Portfolio seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities.


INTERNATIONAL COMPONENT. The portfolio managers primarily use a bottom-up fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.



U.S. COMPONENT. The Portfolio normally invests in equity securities of large U.S. companies that the portfolio managers believe have above-average prospects for growth. The Portfolio considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of March 31, 2003, this meant market capitalizations in the range of $185 million to $259 billion. Capitalization of companies in the S&P 500 Index will change with market conditions.



The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach. The portfolio managers will sell the security if it no longer meets the selection requirements. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.



From time to time, the portfolio managers reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the portfolio managers deem appropriate.



The portfolio managers may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe are more promising.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the portfolio managers believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles such as a value-oriented style. The Portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth-oriented stocks in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

LACK OF DIVERSIFICATION -- The Portfolio is classified as a non-diversified investment company, which means that, compared with other portfolios, the Portfolio may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

INABILITY TO SELL SECURITIES -- Securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.



CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.



A more detailed discussion of the Risks is available in the "More Information About Risks" section.


 4      ING VP Worldwide Growth Portfolio

                                               ING VP WORLDWIDE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS
PERFORMED
                 The bar chart and table below shows the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year.

                           [TOTAL RETURNS BAR GRAPH]


                                                                                                          2001      2002
                               -------------------------------------------------------------------------------------------
                                                                                                          -18.50    -24.92


(1) The Portfolio commenced operations on April 28, 2000, as the Pilgrim VIT Global Brand Names Fund with the investment strategy of primarily investing in companies with well-recognized franchises which have a global presence and derived most of their revenue from consumer goods. As a general matter, the Portfolio expected these investments to be in common stocks of large companies whose market capitalizations were generally in excess of $10 billion. Effective May 9, 2001, the Portfolio changed its name to the Pilgrim VIT Worldwide Growth Fund and changed its investment strategy to invest primarily in equity securities of issuers of any size located in at least three countries, one of which may be the U.S.
(2) ING Investments, LLC has been the Portfolio's Adviser since May 5, 2001. Prior to that time the Portfolio was advised by a sub-adviser.


(3) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy or plan, and would be lower if it did.


            Best and worst quarterly performance during this period:

                           4th quarter 2001:  11.15%


                           3rd quarter 2002: -18.43%



   The Portfolio's year-to-date total return as of March 31, 2003 was -4.45%


                          AVERAGE ANNUAL TOTAL RETURN

                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International World Index (MSCI World Index).


                                                                                5 YEARS          10 YEARS
                                                                                (OR LIFE         (OR LIFE
                                                                   1 YEAR   OF PORTFOLIO)(1)   OF PORTFOLIO)
 Worldwide Growth Portfolio                                     %  -24.92        -20.50             N/A
 MSCI World Index (reflects no deduction for fees or
  expenses)(2)                                                  %  -19.54        -17.23(3)          N/A


(1) Portfolio commenced operations on April 28, 2000.

(2) The MSCI World Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(3) Index return is for the period beginning 5/1/00.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING VP Worldwide Growth Portfolio       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       The table that follows shows operating expenses paid each year by the Portfolio. These estimated expenses are based on the expenses paid by the Portfolio in the year 2002. Actual expenses paid by the Portfolio may vary from year to year.



       Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Portfolio is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under your variable contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.



       SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.


ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1)

                                                                        DISTRIBUTION                      PORTFOLIO
                                                       MANAGEMENT        AND SERVICE         OTHER        OPERATING
                                                          FEES         (12-B1) FEES(2)      EXPENSES      EXPENSES
-------------------------------------------------------------------------------------------------------------------
VP Worldwide Growth Portfolio...............   %          1.00              0.25              0.82          2.07

                                                   WAIVERS,           TOTAL NET
                                                REIMBURSEMENTS        PORTFOLIO
                                              AND RECOUPMENTS(2)      EXPENSES
-----------------------------------------------------------------------------------------
VP Worldwide Growth Portfolio...............        -0.84               1.23


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. The Portfolio's costs and expenses are based on the Portfolio's actual operating expenses for the Portfolio's most recent fiscal period and a fee waiver to which the Adviser has agreed for the Portfolio.



(2) ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limit for the Portfolio is shown as Total Net Portfolio Expenses. The expense limit will continue through at least December 31, 2003. The expense limit is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term.


[PENNY GRAPHIC]


EXAMPLES

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy or plan. The example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


PORTFOLIO                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------                                                     ------      -------      -------      --------
VP Worldwide Growth Portfolio...............................   $125        $568        $1,036        $2,333


 6      What You Pay to Invest

ADVISER                                              MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the Adviser to the Portfolio. ING has overall responsibility for management of the Portfolio. ING provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of March 31, 2003, ING managed almost $32.5 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual advisory fee paid by the Portfolio for the most recent fiscal year as a percentage of the Portfolio's average daily net assets:

PORTFOLIO                                           MANAGEMENT FEE
 VP Worldwide Growth                                     1.00


The international portion of the Portfolio's assets has been managed by a team of investment professionals led by Richard T. Saler and Philip A. Schwartz since May 2001. Messrs. Saler and Schwartz are each a Senior Vice President and Director of International Investment Strategy at ING. Prior to joining ING in July 2000, Messrs. Saler and Schwartz were each a Senior Vice President and Director of International Equity Investment Strategy at Lexington Management Corporation which was acquired by the Adviser's parent company in July 2000.



The domestic equity portion of the Portfolio's assets has been managed by a team of investment professionals led by James A. Vail since April 2003. Mr. Vail has served as Senior Vice President and Portfolio Manager of ING since July 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 25 years of investment experience. Prior to joining ING in 2000, Mr. Vail was Vice President at Lexington, which he joined in 1991.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             Management of the Portfolio       7

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

Shares of the Portfolio are offered for purchase by separate accounts to serve as an investment medium for variable annuity contracts (Contracts) and variable life contracts (Policies) issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract, life insurance policy or qualified pension and retirement plan.

The insurance company that issued your Contract or Policy or your plan administrator is responsible for investing in the Portfolio according to the investment options you have chosen. You should consult your variable contract prospectus or plan documents for additional information about how this works.

The Distributor also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolio offered by this prospectus. You should be aware that the Portfolio is likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other funds.

The ING Variable Insurance Trust (Trust) currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both Contracts and Policies. However, it is possible that the interests of owners of Contracts and Policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (Board) intends to monitor events to identify any material conflicts between Contract owners and Policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

The Trust may discontinue offering shares of the Portfolio at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

The Portfolio and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio and its investors.

HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Fund. NAV per share for the Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (Exchange) (usually 4:00 p.m. Eastern time). The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio's investments in foreign securities may change on days when you will not be able to reallocate between investment options under your Contract or plan.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable.


The Portfolio values portfolio securities for which market quotations are readily available at market value. The Portfolio values short-term investments maturing within 60 days or less at amortized cost, which approximate market value. The Portfolio values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the open of the Exchange, events occur that materially affect the value of the security, the Portfolio may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Portfolio's net asset value will be subject to the judgment of the Board or its designee instead of being determined by the market. Because the Portfolio may invest in securities that are primarily listed on foreign exchanges, the value of the Portfolio's shares may change on days when the separate account or plan will not be able to purchase or redeem shares. The Portfolio determines the NAV of its shares as of the close of the Exchange on each day the Exchange is open for business.


The Portfolio may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the Federal securities laws.

When a participating insurance company or plan is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company or plan is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

DISTRIBUTION FEES

To pay for the cost of promoting the Portfolio and servicing your account, the Portfolio has adopted a Rule 12b-1 Plan which requires fees to be paid out of assets of the Portfolio. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.


 8      Information For Investor

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

PRIVACY POLICY

The Portfolio has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this prospectus.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Information For Investor       9

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS. The Portfolio generally declares and pays dividends, if any, annually. The Portfolio generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually. At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the Portfolio.

TAXES. The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Portfolio. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.


The Portfolio intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts distributed.



In order for the separate accounts to comply with regulations under Section 817(h) of the Code, the Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.



If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


Since the sole shareholders of the Portfolio will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.


THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.


 10      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

The Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques used by the Portfolio, see the Statement of Additional Information (SAI).

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Investment Manager can decide whether to use them or not. The Adviser may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser to the Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Portfolio's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in the Adviser's opinion are more conservative than the types of securities in which the Portfolio typically invests. To the extent the Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends.

The Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Portfolio against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

CORPORATE AND MUNICIPAL DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

INITIAL PUBLIC OFFERINGS. A portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When the Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       11

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

ASSET-BACKED SECURITIES. Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

DOLLAR ROLL TRANSACTIONS. The Portfolio may enter into dollar roll transactions wherein the Portfolio sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Portfolio assumes the risk of ownership. The Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which involve the purchase by the Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Portfolio may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. The Portfolio may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for the Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase the Portfolio's yield; however, such transactions may result in a shareholder's loss of principal.



 12      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

SHORT SALES. A "short sale" is the sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

INVESTMENTS IN SMALL-SIZE AND MID-SIZE CAPITALIZATION COMPANIES. The Portfolio may invest in small and mid-size capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

NON-DIVERSIFIED INVESTMENT COMPANIES. The Portfolio is classified as non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. Unless otherwise stated, the investment objective and policies are non-fundamental and may be amended without shareholder approval.

PERCENTAGE INVESTMENT LIMITATIONS. Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

PORTFOLIO TURNOVER. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       13

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on a direct investment in the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Portfolio's independent auditor, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.


 14      Financial Highlights

FINANCIAL HIGHLIGHTS                           ING VP WORLDWIDE GROWTH PORTFOLIO
--------------------------------------------------------------------------------


For the years ended 2002 and 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For the period ending December 31, 2000, the financial information was audited by other auditors.


Selected data for a share of beneficial interest outstanding throughout each period.


                                                                        YEAR ENDED
                                                                       DECEMBER 31,      APRIL 28, 2000(1)(2)
                                                                     ----------------      TO DECEMBER 31,
                                                                      2002      2001             2000
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $       7.18      8.81            10.00
 Income from Investment operations:
 Net investment loss                                           $       0.00(6)  -0.01             0.00(6)
 Net realized and unrealized loss on investments and foreign
 currencies                                                    $      -1.79     -1.62            -1.16
 Total from investment operations                              $      -1.79     -1.63            -1.16
 Less distributions from:
 Net realized gains on investments                             $       0.00(6)     --             0.02
 In excess of net realized gains on investments                $         --        --             0.01
 Total distributions                                           $         --        --             0.03
 Net asset value, end of the period                            $       5.39      7.18             8.81
 TOTAL RETURN(3):                                              %     -24.92    -18.50           -11.62
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $     27,745    23,983           10,257
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)                %       1.23      1.23             1.23
 Gross expenses prior to expense reimbursement(4)              %       2.07      2.97             2.97
 Net investment loss after expense reimbursement(4)(5)         %      -0.01     -0.15            -0.11
 Portfolio turnover rate                                       %        279       252               11


--------------------------------------------------------------------------------

(1) Portfolio commenced operations on April 28, 2000. Effective May 9, 2001, the Portfolio changed its name to Worldwide Growth Portfolio and changed its investment strategy.

(2) ING Investments, LLC has been the Portfolio's Adviser since May 5, 2001. Prior to that time the Portfolio was advised by a sub-adviser.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value, and does not include deductions at the separate account or contract or plan level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy or plan. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.


(5) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.



(6) Per share amount is less than $0.01.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      ING VP Worldwide Growth Portfolio       15

[ING FUNDS LOGO]               VPWGVITPR0S0503-050103


WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent accountants' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the ING VP Worldwide Growth Portfolios. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).


Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:


ING VP Worldwide Growth Portfolio


7337 Doubletree Ranch Road


Scottsdale, AZ 85258


1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov


When contacting the SEC, you will want to refer to the Trust's SEC file number. The file number is as follows:


ING Variable Insurance Trust              811-9477
  ING VP Worldwide Growth Portfolio

                       STATEMENT OF ADDITIONAL INFORMATION


                          ING Variable Insurance Trust
                        ING VP Worldwide Growth Portfolio
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258


                 General and Account Information: 1-800-992-0180


                                   May 1, 2003


            --------------------------------------------------------


                    ING INVESTMENTS, LLC, Investment Manager
                 ("ING Investments" or the "Investment Manager")


ING FUNDS DISTRIBUTOR, LLC, Distributor and Principal Underwriter ("ING Funds Distributor" or the "Distributor")






                  This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the current Prospectus for the Portfolio, dated May 1, 2003, as amended or supplemented from time to time. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Portfolio at the address and telephone number printed above. In addition, the Portfolio's Annual Report dated December 31, 2002 may be obtained without charge by contacting the Portfolio at the address and phone number written above.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


ORGANIZATION OF THE REGISTRANT.............................................    1

INVESTMENT POLICIES AND RISKS..............................................    1

ADDITIONAL RISK CONSIDERATIONS.............................................   19

INVESTMENT RESTRICTIONS....................................................   23

MANAGEMENT OF THE PORTFOLIO................................................   25

   Trustees................................................................   25
   Standing Committees of the Trust........................................   34
   Compensation of Trustees................................................   34
   Trustee Ownership of Securities.........................................   38
   Independent Trustee Ownership of Securities.............................   38
   Control Persons and Principal Shareholders..............................   39
   Investment Manager......................................................   39
   Sub-Advisers............................................................   41
   Expense Limitation Agreement............................................   42
   Distribution of Portfolio Shares........................................   42
   Transfer Agent..........................................................   43
   Distribution Plan.......................................................   43

DETERMINATION OF NET ASSET VALUE...........................................   44

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................   46

PORTFOLIO TRANSACTIONS.....................................................   48

   Portfolio Turnover......................................................   49

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS...................................   49

   Dividends and Distributions.............................................   49
   Tax Matters.............................................................   49

OTHER INFORMATION..........................................................   51

   Capitalization..........................................................   51
   Code of Ethics..........................................................   52
   Voting Rights...........................................................   52
   Custodian/Recordkeeping.................................................   53
   Yield and Performance Information.......................................   53
   Other Performance Comparisons...........................................   54
   Legal Counsel...........................................................   55
   Independent Auditors....................................................   55
   Registration Statement..................................................   55
   Financial Statements....................................................   55

APPENDIX...................................................................   56

                         ORGANIZATION OF THE REGISTRANT


                  ING Variable Insurance Trust (the "Trust") is registered as an open end, management investment company. The Trust is a Delaware business trust established under a Trust Instrument dated July 15, 1999 and currently consists of one portfolio, ING VP Worldwide Growth Portfolio ("Worldwide Growth Portfolio").


                  Worldwide Growth Portfolio was formerly Pilgrim VIT Global Brand Names Fund. On May 9, 2001, in connection with a change of investment strategy, the Portfolio changed its name from "Pilgrim VIT Global Brand Names Fund" to Pilgrim VIT Worldwide Growth Fund.


                  On May 1, 2002, "Pilgrim VIT Worldwide Growth Fund" changed its name to "ING VP Worldwide Growth Portfolio".


                          INVESTMENT POLICIES AND RISKS


                  The Prospectus discusses the investment objective of the Portfolio and the policies to be employed to achieve this objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize, and certain risks attendant to such investments, policies and strategies. The following descriptions apply to the Portfolio.



                  COMMON STOCK. Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.



                  PREFERRED STOCK. Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock or debt. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.



                  U.S. TREASURY OBLIGATIONS. The Portfolio may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS"), which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.



                  U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or the instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.


                  STRIPS AND ZERO COUPON SECURITIES. The Portfolio may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Portfolio will not actively trade in STRIPS.



                  The Portfolio may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.



                  WHEN-ISSUED, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by the portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. A forward commitment transaction is an agreement by the Portfolio to purchase or sell securities at a specified future date. When the Portfolio engages in these transactions, the Portfolio relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Portfolio missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. While the Portfolio normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Investment Manager considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Portfolio and may contribute to volatility of the Portfolio's net asset value.



                  WARRANTS. The Portfolio may purchase warrants. A warrant gives the purchaser the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant typically is much lower than the current market price of the underlying securities and therefore is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.


                  COMMERCIAL PAPER. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. See "Variable Rate Demand Obligations and Floating Rate Instruments."



                  DOMESTIC AND FOREIGN BANK OBLIGATIONS. These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Portfolio will not invest in any obligations of their affiliates, as defined under the Investment Company Act of 1940 (the "1940 Act").



                  The Portfolio limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). The Portfolio limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks),which in the opinion of the Investment Manager, are of an investment quality comparable to obligations of United States banks which may be purchased by the Portfolio.



                  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Portfolio.


                  Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.


                  Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities, as are United States banks, and such branches may not be subject to reserve requirements.

                  CORPORATE DEBT SECURITIES. Portfolio investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments), which meet the rating criteria established for the Portfolio.



                  The ratings of Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, the Portfolio's Investment Manager will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent the ratings given by a nationally recognized statistical rating organization (NRSRO) may change as a result of changes in such organizations or their rating systems, the Investment Manager will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.



                  It is possible that unregistered securities purchased by the Portfolio in reliance upon Section 4(2) or Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.



                  MORTGAGE-RELATED SECURITIES. To the extent permitted by the Portfolio's policies, the Portfolio may invest in mortgage-backed securities, including those, which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Portfolio's shares. Consistent with the Portfolio's investment objective and policies, mortgages backing the securities which may be purchased by the Portfolio include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.



                  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Portfolio reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, the Portfolio's ability to maintain the portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities, which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages, which underlie securities purchased at a premium generally, will result in capital losses.



                  GNMA CERTIFICATES. Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities, which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Portfolio may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to-four-family housing units. Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development, which, if adopted, could alter the viability of investing in GNMAs.



                  FNMA CERTIFICATES. Federal National Mortgage Association ("FNMA") is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.


                  Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

                  Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans;
         (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.


                  FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970

         (FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

                  The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

                  GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.


                  FHLMC CERTIFICATES. FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.


                  FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or
         (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

                  FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participation comprising another FHLMC Certificate group.

                  The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.


                  NON-AGENCY MORTGAGE-BACKED SECURITIES. Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. Consistent with the Portfolio's investment objective, policies and quality standards, the Portfolio may invest in these mortgage-backed securities issued by non-agency private issuers.



                  ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.


                  The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

                  There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.


                  COLLATERALIZED MORTGAGE OBLIGATIONS. Certain issuers of collateralized mortgage obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission (SEC), and the Portfolio may invest in the securities of such issuers without the limitations imposed by the 1940 Act, on investments by the Portfolio in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Portfolio's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that
         (a) invest primarily in mortgage-backed
         securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Portfolio selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.



                  REAL ESTATE SECURITIES. The Portfolio may invest in real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of the Portfolio's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Portfolio will not invest directly in real estate, the Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.


                  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

                  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

                  Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.


                  OPEN-END AND CLOSED-END INVESTMENT COMPANIES. The Portfolio may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Portfolio. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.



                  ASSET-BACKED SECURITIES. The Portfolio is permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Portfolio's investment objectives, policies and quality standards, the Portfolio may invest in these and other types of asset-backed securities, which may be developed in the future.


                  Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.


                  FOREIGN SECURITIES. As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.



                  Since the Portfolio may invest in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Portfolio from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.


                  The Portfolio may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect the Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.



                  The Portfolio is also authorized to use a proxy currency to hedge a foreign exchange risk. This is done by using a forward foreign exchange contract in a currency other than the currency of the asset subject to hedging. By engaging in cross-hedging transactions, the Portfolio assumes the risk of imperfect correlation between the subject currencies. This practice may present risks different from, or in addition to, the risks associated with investments in foreign currencies made to lock in the U.S. dollar price of a security.









                  DEPOSITORY RECEIPTS. American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.



                  The Portfolio may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.


                  In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

                  Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Portfolio's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The Portfolio may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.



                  CONVERTIBLE SECURITIES. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Portfolio's management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.


                  Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

                  Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


                  VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS. The Portfolio may acquire variable rate demand obligations. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Portfolio will be determined by the

         Investment Manager to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Portfolio. In making such determinations, the Investment Manager will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by the Portfolio. The absence of such an active secondary market could make it difficult for the Portfolio to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, the Portfolio could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.



                  GUARANTEED INVESTMENT CONTRACTS. The Portfolio may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Portfolio which are not readily marketable, will not exceed 15% of the Portfolio's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.



                  PRIVATE FUNDS. The Portfolio may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Portfolio's ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolio's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolio's entire investment in the Private Fund.



                  OPTIONS ON SECURITIES. The Portfolio may purchase put and call options. In addition, the Portfolio may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. The Portfolio may write "covered" put options provided that, as long as the Portfolio is obligated as a writer of a put option, the Portfolio will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Portfolio may write or purchase spread options, which are options for which the exercise price may be a fixed dollar, spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Portfolio to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times the Portfolio would like to establish a position in a security upon which call options are available. By purchasing a call option, the Portfolio is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Portfolio is only at risk for the amount of the premium paid for the call option, which it can, if it chooses, permit to expire.


                  During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

                  If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.


                  OVER-THE-COUNTER OPTIONS. As indicated in the prospectus, the Portfolio may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.



                  A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.


                  The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Portfolio will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to the Portfolio's limitation on investments in securities that are not readily marketable.



                  OPTIONS ON INDICES. The Portfolio also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Portfolio owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, the Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Portfolio owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Portfolio bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.



                  When the Portfolio writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.



                  The Portfolio may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Portfolio may expire worthless, in which case the fund would lose the premium paid therefore.

                  FOREIGN CURRENCY OPTIONS. The Portfolio may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.



                  A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain, which might result from a favorable movement in the value of such currency. For example, if the Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.



                  DOLLAR ROLL TRANSACTIONS. In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Portfolio may enter into "dollar rolls" in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio gives up the right to receive principal and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of dollar rolls. The Portfolio will hold and maintain in a segregated account until the settlement date liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Investment Manager's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Portfolio while remaining substantially fully invested increases the amount of the Portfolio's assets that are subject to market risk to an amount that is greater than the Portfolio's net asset value, which could result in increased volatility of the price of the Portfolio's shares.



                  SWAP AGREEMENTS. To manage its exposure to different types of investments, the Portfolio may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

                  Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Investment Manager monitors the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.


                  FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of its financial futures transactions the Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Portfolio may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.


                  Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


                  FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. The Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment Manager to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.



                  INTEREST RATE FUTURES CONTRACTS. The Portfolio may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.



                  Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if the Portfolio holds long-term U.S. Government securities and the Investment Manager anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Portfolio's portfolio securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Investment Manager expects long-term interest rates to decline, the Portfolio might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Portfolio may be unable to control losses by closing its position where a liquid secondary market does not exist.









                  LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Portfolio may lend portfolio securities in an amount up to 33-1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Manager. No lending may be made with any companies affiliated with the Investment Manager. Loans of portfolio securities earn income for the Portfolio and are collateralized by cash or U.S. government securities. The Portfolio might experience a loss if the financial institution defaults on the loan.



                  The borrower at all times during the loan must maintain with the lending Portfolio cash or cash equivalent collateral or provide to the Portfolio an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the lending Portfolio must terminate the loan and vote the securities. Alternatively, the lending Portfolio may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Portfolio any interest or distributions paid on such securities. The Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the lending Portfolio or the borrower at any time. The lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.



                  REPURCHASE AGREEMENTS.. The Portfolio may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolio for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Manager will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. To mitigate this risk, the Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.



                  BORROWING. The Portfolio may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of the Portfolio's net assets.



                  REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Portfolio will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.


















                  ILLIQUID SECURITIES. The Portfolio has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


                  The Portfolio may also invest in restricted securities issued under Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Portfolio's investment restriction on illiquid securities.



                  Pursuant to procedures adopted by the Board of Trustees, the Portfolio may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Portfolio's investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met:
         (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.



                  The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Portfolio to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A, which are determined to be liquid, based upon the trading markets for the securities.



                  Pursuant to guidelines adopted by and under the supervision of the Board of Trustees, the Investment Manager will monitor the liquidity of restricted securities in the Portfolio's portfolio. In reaching liquidity decisions, the Investment Manager will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Investment Manager; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Manager; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Investment Manager deems relevant.


                  Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Portfolio illiquidity.

                         ADDITIONAL RISK CONSIDERATIONS


                  The following pages discuss the Additional Risk Considerations associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. The following descriptions apply to the Portfolio.

                  GENERAL. The price per share of the Portfolio will fluctuate with changes in value of the investments held by the Portfolio. For example, the value of the Portfolio's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of the Portfolio should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Portfolio. There is, of course, no assurance that the Portfolio will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Investment Manager monitors developments in the economy, the securities markets, and with each particular issuer.



                  EQUITY SECURITIES. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Portfolio invests will cause the net asset value of the Portfolio to fluctuate.


                  Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


                  REAL ESTATE SECURITIES. While the Portfolio will not invest in real estate directly, the Portfolio may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.


                  In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

                  FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Portfolio's investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.



                  FIXED INCOME SECURITIES. The market value of the Portfolio's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of the Portfolio's securities will not affect cash income derived from these securities but will affect the Portfolio's net asset value.



                  Securities held by the Portfolio that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Portfolio's shares.



                  OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that the Portfolio may not be able to affect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, the Portfolio will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if the Portfolio has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to the Portfolio's income) but, as long as its obligation as a writer continues, such Portfolio will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, the Portfolio has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once the Portfolio has received an exercise notice, it cannot affect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

                  The Portfolio's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Investment Manager to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Portfolio's portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or may expose the Portfolio to risk of loss. In addition, if the Portfolio purchases futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Portfolio might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Portfolio's ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Portfolio's portfolio securities. The Portfolio believes that the Investment Manager possesses the skills necessary for the successful utilization of such transactions.



                  The Portfolio is permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of the Portfolio's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Portfolio will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Portfolio will segregate liquid assets such as cash, U.S. Government securities or other liquid high-grade debt obligations to cover the futures and options.



                  TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. The Portfolio may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, the Portfolio may engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Portfolio through the investment technique is used to make additional portfolio investments. The Portfolio uses these investment techniques only when the Investment Manager believes that the leveraging and the returns available to the Portfolio from investing the cash will provide shareholders a potentially higher return.



                  Leverage exists when the Portfolio achieves the right to a return on a capital base that exceeds the investment the Portfolio has invested. Leverage creates the risk of magnified capital losses, which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Portfolio. Leverage may involve the creation of a liability that requires the Portfolio to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).



                  The risks of leverage include a higher volatility of the net asset value of the Portfolio's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as the Portfolio is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Portfolio than if the Portfolio were not leveraged. On the other hand, interest rates change from time to time, as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Portfolio's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Portfolio's use of leverage would result in a lower rate of return than if the Portfolio were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Portfolio were not leveraged. In an extreme case, if the Portfolio's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Portfolio to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.



                  NON-DIVERSIFIED INVESTMENT COMPANIES. The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.






                  PORTFOLIO TURNOVER. The Portfolio will adjust its portfolio, as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, the Portfolio may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Portfolio considers it advantageous to purchase or sell securities. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by the Portfolio and its shareholders.


                             INVESTMENT RESTRICTIONS


                  The Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. Investment restriction number 9 is not a fundamental policy and may be changed by vote of a majority of the members of the Board of Trustees at any time.



                  The Portfolio may not:



                           1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

                           2) Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;



                           3) Make loans, except loans of portfolio securities and except that the Portfolio may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;


                           4) Invest in companies for the purpose of exercising control or management;


                           5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts;


                           6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;


                           7) Purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;



                           8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services; and
         (d) the Global Technology Portfolio will concentrate its investments as described in the Prospectus;


                           9) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).











                  The Portfolio will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Investment Manager. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Stock Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio's Investment Manager.



                  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the

         Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.


                           MANAGEMENT OF THE PORTFOLIO

TRUSTEES





Set forth in the table below is information about each Trustees of the Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
  NAME, ADDRESS AND AGE       POSITION(S) HELD  TERM OF OFFICE   PRINCIPAL OCCUPATION(S) -         COMPLEX    OTHER DIRECTORSHIPS
                               WITH PORTFOLIO   AND LENGTH OF    DURING THE PAST 5 YEARS         OVERSEEN BY  HELD BY TRUSTEE
                                                TIME SERVED(1)                                     TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY                   Trustee       October 1999 -   Mr. Doherty is President and        107      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          Partner, Doherty, Wallace,                   (February 2002 -
Scottsdale, Arizona 85258                                        Pillsbury and Murphy, P.C.,                  Present).
Date of Birth:  04/28/1934                                       Attorneys (1996 - Present);
                                                                 Director, Tambrands, Inc.
                                                                 (1993 - 1998); and Trustee of
                                                                 each of the funds managed by
                                                                 Northstar Investment
                                                                 Management Corporation (1993 -
                                                                 1999).
------------------------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY                 Trustee       February 2002 -  President and Chief Executive       107      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          Officer, Bankers Trust                       (1997 - Present).
Scottsdale, Arizona 85258                                        Company, N.A. (1992 -
Date of Birth:  05/02/1945                                       Present).
------------------------------------------------------------------------------------------------------------------------------------
R. BARBARA GITENSTEIN             Trustee       February 2002 -  President, College of New           107      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          Jersey (1999 - Present).                     (1997 - Present).
Scottsdale, Arizona 85258                                        Formerly, Executive Vice
Date of Birth:  02/18/1948                                       President and Provost, Drake
                                                                 University (1992 - 1998).
------------------------------------------------------------------------------------------------------------------------------------
WALTER H. MAY                     Trustee       October 1999 -   Retired. Formerly, Managing         107      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          Director and Director of                     (February 2002 -
Scottsdale, Arizona 85258                                        Marketing, Piper Jaffray,                    Present) and Best Prep
Date of Birth:  12/21/1936                                       Inc.; Trustee of each of the                 Charity (1991 -
                                                                 funds managed by Northstar                   Present).
                                                                 Investment Management
                                                                 Corporation (1996 - 1999).
------------------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                       Trustee       August 1995 -    Private Investor (June 1997 -       107      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          Present). Formerly, Director                 (February 2002 -
Scottsdale, Arizona 85258                                        and Chief Executive Officer,                 Present); Director,
Date of Birth:  12/11/1945                                       Rainbow Multimedia Group, Inc.               Hypercom, Inc.
                                                                 (January 1999 - December                     (January 1999 -
                                                                 2001); Director of Stuart                    Present); JDA
                                                                 Entertainment, Inc.; Director                Software Group, Inc.
                                                                 of Artisoft, Inc. (1994 -                    (January 1999 -
                                                                 1998); President and Co-Owner,               Present); Buick of
                                                                 StockVal, Inc. (November 1992                Scottsdale, Inc.;
                                                                 - June 1997) .                               National Airlines,
                                                                                                              Inc.; BG Associates,
                                                                                                              Inc.; BK
                                                                                                              Entertainment, Inc.;
                                                                                                              and Arizona
                                                                                                              Rotorcraft, Inc.
------------------------------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM                 Trustee       October 1999 -   President and Director, F.L.        107      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          Putnam Securities Company,                   (February 2002 -
Scottsdale, Arizona 85258                                        Inc. and its affiliates;                     Present), Anchor
Date of Birth:  10/08/1939                                       President, Secretary and                     International Bond
                                                                 Trustee, The Principled Equity               Trust (December 2000
                                                                 Market Fund. Formerly,                       - Present); F.L.
                                                                 Trustee, Trust Realty Corp.;                 Putnam Foundation
                                                                 Anchor Investment Trust; Bow                 (December 2000 -
                                                                 Ridge Mining Company and each                Present);
                                                                 of the funds managed by                      Progressive Capital
                                                                 Northstar Investment                         Accumulation Trust
                                                                 Management Corporation (1994 -               (August 1998 -
                                                                 1999).                                       Present); Principled
                                                                                                              Equity Market Fund
                                                                                                              (November 1996 -
                                                                                                              Present), Mercy
                                                                                                              Endowment Foundation
                                                                                                              (1995 - Present);
                                                                                                              Director, F.L.
                                                                                                              Putnam Investment
                                                                                                              Management Company
                                                                                                              (December 2001
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
  NAME, ADDRESS AND AGE       POSITION(S) HELD  TERM OF OFFICE   PRINCIPAL OCCUPATION(S) -         COMPLEX    OTHER DIRECTORSHIPS
                               WITH PORTFOLIO   AND LENGTH OF    DURING THE PAST 5 YEARS         OVERSEEN BY  HELD BY TRUSTEE
                                                TIME SERVED(1)                                     TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              - Present); Asian
                                                                                                              American Bank and
                                                                                                              Trust Company (June
                                                                                                              1992 - Present); and
                                                                                                              Notre Dame Health
                                                                                                              Care Center (1991 -
                                                                                                              Present) F.L. Putnam
                                                                                                              Securities Company,
                                                                                                              Inc. (June 1978 -
                                                                                                              Present); and an
                                                                                                              Honorary Trustee,
                                                                                                              Mercy Hospital (1973
                                                                                                              - Present).
------------------------------------------------------------------------------------------------------------------------------------
BLAINE E. RIEKE                   Trustee       February 2001 -  General Partner, Huntington         107      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          Partners (January 1997 -                     (February 2002 -
Scottsdale, Arizona 85258                                        Present). Chairman of the                    Present) and Morgan
Date of Birth:  09/10/1933                                       Board and Trustee of each of                 Chase Trust Co.
                                                                 the funds managed by ING                     (January 1998 -
                                                                 Investment Management Co. LLC                Present).
                                                                 (November 1998 - February
                                                                 2001).
------------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT                  Trustee       February 2002 -  President, Springwell               107      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          Corporation (1989 - Present).                (1994 - Present);
Scottsdale, Arizona 85258                                        Formerly, Director, Tatham                   and Director,
Date of Birth:  08/26/1945                                       Offshore, Inc. (1996 - 2000).                AmeriGas Propane,
                                                                                                              Inc. (1998 -
                                                                                                              Present).
------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER              Trustee       February 2001 -  Vice President - Finance and        107      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          Administration, Channel                      (February 2002 -
Scottsdale, Arizona 85258                                        Corporation (1996 - Present).                Present) and
Date of Birth: 03/23/1936                                        Formerly, Vice President,                    Touchstone
                                                                 Operations and Administration,               Consulting Group
                                                                 Jim Henson Productions (1979 -               (1997 - Present).
                                                                 1997); Trustee, First Choice
                                                                 Funds (1997 - 2001); and of
                                                                 each of the funds managed by
                                                                 ING Investment Management Co.
                                                                 LLC (1998 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY(2)            Trustee       February 2001 -  Chief Executive Officer, ING        161      Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                    Present          U.S. Financial Services                      (February 2002 -
Scottsdale, Arizona 85258                                        (October 2001 - Present);                    Present); Director,
Date of Birth:  05/05/1956                                       General Manager and Chief                    Ameribest Life
                                                                 Executive Officer, ING U.S.                  Insurance Co.,
                                                                 Worksite Financial Services                  Equitable Life
                                                                 (December 2000 - Present);                   Insurance Co., First
                                                                 Member, ING Americas Executive               Columbine Life
                                                                 Committee (2001 - Present);                  Insurance Co.,
                                                                 President, Chief Executive                   Golden American Life
                                                                 Officer and Director of                      Insurance Co., Life
                                                                 Northern Life Insurance                      Insurance Company of
                                                                 Company (2001 - Present), ING                Georgia, Midwestern
                                                                 Aeltus Holding Company, Inc.                 United Life
                                                                 (2000 - Present), ING Retail                 Insurance Co.,
                                                                 Holding Company (2000 -                      ReliaStar Life
                                                                 Present), ING Life Insurance                 Insurance Co.,
                                                                 and Annuity Company (1997 -                  Security Life of
                                                                 Present) and ING Retirement                  Denver, Security
                                                                 Holdings, Inc. (1997 -                       Connecticut Life
                                                                 Present). Formerly, General                  Insurance Co.,
                                                                 Manager and Chief Executive                  Southland Life
                                                                 Officer, ING Worksite Division               Insurance Co., USG
                                                                 (December 2000 - October                     Annuity and Life
                                                                 2001), President, ING-SCI,                   Company, and United
                                                                 Inc.                                         Life and Annuity
                                                                                                              Insurance Co. Inc
                                                                                                              (March 2001 -
                                                                                                              Present); Member of
                                                                                                              the Board, National
                                                                                                              Commission on
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND
  NAME, ADDRESS AND AGE       POSITION(S) HELD  TERM OF OFFICE   PRINCIPAL OCCUPATION(S) -         COMPLEX    OTHER DIRECTORSHIPS
                               WITH PORTFOLIO   AND LENGTH OF    DURING THE PAST 5 YEARS         OVERSEEN BY  HELD BY TRUSTEE
                                                TIME SERVED(1)                                     TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                                 (August 1997 - December                      Retirement Policy,
                                                                 2000); President, Aetna                      Governor's Council
                                                                 Financial Services (August                   on Economic
                                                                 1997 - December 2000); Head of               Competitiveness and
                                                                 National Accounts, Core Sales                Technology of
                                                                 and Marketing, Aetna U.S.                    Connecticut,
                                                                 Healthcare (April 1996 - March               Connecticut Business
                                                                 1997);                                       and Industry
                                                                                                              Association,
                                                                                                              Bushnell;
                                                                                                              Connecticut Forum;
                                                                                                              Metro Hartford
                                                                                                              Chamber of Commerce;
                                                                                                              and is Chairman,
                                                                                                              Concerned Citizens
                                                                                                              for Effective
                                                                                                              Government.
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER(3)             Chairman and      October 1999 -   President, Turner Investment        107      Trustee, GCG;
7337 E. Doubletree Ranch Rd.  Trustee           Present          Company (January 2002 -                      Director, Hormel
Scottsdale, Arizona 85258                                        Present). Mr. Turner was                     Foods Corporation
Date of Birth:  10/03/1939                                       formerly Vice Chairman of ING                (March 2000 -
                                                                 Americas (2000 - 2001);                      Present); Shopko
                                                                 Chairman and Chief Executive                 Stores, Inc. (August
                                                                 Officer of ReliaStar Financial               1999 - Present); and
                                                                 Corp. and ReliaStar Life                     M.A. Mortenson
                                                                 Insurance Company (1993 -                    Company (March 2002
                                                                 2000); Chairman of ReliaStar                 - Present).
                                                                 United Services Life Insurance
                                                                 Company (1995 - 1998);
                                                                 Chairman of ReliaStar Life
                                                                 Insurance Company of New York
                                                                 (1995 - 2001); Chairman of
                                                                 Northern Life Insurance
                                                                 Company (1992 - 2001);
                                                                 Chairman and Trustee of the
                                                                 Northstar affiliated
                                                                 investment companies (1993 -
                                                                 2001) and Director, Northstar
                                                                 Investment Management
                                                                 Corporation and its affiliates
                                                                 (1993 - 1999 ).
------------------------------------------------------------------------------------------------------------------------------------



----------
(1)   Trustees serve until their successors are duly elected and qualified



(2) Mr. McInerney is an "interested person," as defined by the Investment Company Act of 1940 (the "1940 Act"), because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC



(3) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS


                  Information about the Portfolio's officers are set forth in the table below:



-----------------------------------------------------------------------------------------------------------------------------------
                              POSITIONS HELD WITH THE       TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         PORTFOLIO                     OF TIME SERVED (1)(2)       DURING THE LAST FIVE YEARS (3)
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY             President, Chief Executive    March 2002 - Present        President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.  Officer and Chief Operating   (For the ING Funds)         ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258     Officer                                                   Services, LLC, ING Advisors, Inc., ING
Date of Birth:  04/09/1949                                                              Investments, LLC, Lexington Funds
                              President, Chief Executive    February 2001 - March 2002  Distributor, Inc., Express America T.C.,
                              Officer and Chief Operating   (For the Pilgrim Funds)     Inc. and EAMC Liquidation Corp.
                              Officer                                                   (December 2001 - Present); Executive
                                                                                        Vice President and Chief Operating
                              Chief Operating Officer       June 2000 - February 2001   Officer and ING Funds Distributor, LLC
                                                            (For the Pilgrim Funds)     (June 2000 - Present). Formerly,
                                                                                        Executive Vice President and Chief
                                                                                        Operating Officer, ING Quantitative
                                                                                        Management, Inc. (October 2001 -
                                                                                        September 2002), Senior Executive Vice
                                                                                        President (June 2000 - December 2000)
                                                                                        and Secretary (April 1995 - December
                                                                                        2000), ING Capital Corporation, LLC, ING
                                                                                        Funds Services, LLC, ING Investments,
                                                                                        LLC, ING Advisors, Inc., Express America
                                                                                        T.C., Inc. and EAMC Liquidation Corp.;
                                                                                        Executive Vice President, ING Capital
                                                                                        Corporation, LLC and its affiliates (May
                                                                                        1998 - June 2000); and Senior Vice
                                                                                        President, ING Capital Corporation, LLC
                                                                                        and its affiliates (April 1995 - April
                                                                                        1998).
------------------------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER              Executive Vice President      March 2002 - Present        Executive Vice President, ING Advisors,
7337 E. Doubletree Ranch Rd.                                (For the ING Funds)         Inc. and ING Investments, LLC (July 2000
Scottsdale, Arizona 85258                                                               - Present) and Chief Investment Officer
Date of Birth:  05/14/1950    Executive Vice President      July 1996 - March 2002      of the International Portfolios, ING
                                                            (For the international      Investments, LLC (July 1996 - Present).
                                                            portfolios of the           Formerly, President and Chief Executive
                                                            Pilgrim Funds)              Officer, ING Investments, LLC (August
                                                                                        1996 - August 2000).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND             Executive Vice President,     March 2002 - Present        Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.  Assistant Secretary and       (For the ING Funds)         Financial Officer and Treasurer, ING
Scottsdale, Arizona 85258     Principal Financial Officer                               Funds Services, LLC, ING Funds
Date of Birth:  05/30/1958                                                              Distributor, LLC, ING Advisors, Inc.,
                              Senior Vice President and     June 1998 - March 2002      ING Investments, LLC, Inc., Lexington
                              Principal Financial Officer   (For the Pilgrim Funds)     Funds Distributor, Inc., Express America
                                                                                        T.C., Inc. and EAMC Liquidation Corp.
                              Chief Financial Officer       December 2002 - Present     (December 2001 - Present). Formerly,
                                                            (For the IPI Funds)         Executive Vice President, Chief
                                                                                        Financial Officer and Treasurer ING
                                                                                        Quantitative Management (December 2001 -
                                                                                        September 2002), Senior Vice President,
                                                                                        ING Funds Services, LLC, ING
                                                                                        Investments, LLC and ING Funds
                                                                                        Distributor, LLC (June 1998 - December
                                                                                        2001) and Chief Financial Officer of
                                                                                        Endeavor Group (April 1997 - June 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                Senior Vice President and     March 2002 - Present        Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.  Assistant Secretary           (For the ING Funds)         Secretary, ING Funds Services, LLC, ING
Scottsdale, Arizona 85258                                                               Funds Distributor, LLC, ING Advisors,
Date of Birth:  06/17/1963    Senior Vice President and     November 1999 - March 2002  Inc., ING Capital Corporation, LLC, ING
                              Assistant Secretary           (For the Pilgrim Funds)     Investments, LLC (October 2001 -
                                                                                        Present) and Lexington Funds
                                                                                        Distributor, Inc. (December 2001 -
                                                                                        Present). Formerly, Senior Vice
                                                                                        President and Assistant Secretary, ING
                                                                                        Quantitative Management, Inc. (October
                                                                                        2001 - September 2002), Vice
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              POSITIONS HELD WITH THE       TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         PORTFOLIO                     OF TIME SERVED (1)(2)       DURING THE LAST FIVE YEARS (3)
------------------------------------------------------------------------------------------------------------------------------------
                              Assistant Secretary           July 1996 - November 1999   President, ING Investments, LLC (April
                                                            (For the Pilgrim Funds)     1997 - October 1999), ING Funds
                                                                                        Services, LLC (February 1997 - August
                                                                                        1999) and Assistant Vice President, ING
                                                                                        Funds Services, LLC (August 1995 -
                                                                                        February 1997).
------------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV              Vice President and Treasurer  March 2002 - Present        Vice President, ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.                                (For the ING Funds)         (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                               Investments, LLC (August 1997 - Present);
Date of Birth:  09/25/1967    Vice President and Treasurer  May 1998 - March 2002       Accounting Manager, ING Investments, LLC
                                                            (For the Pilgrim Funds)     (November 1995 - Present).

                              Vice President                November 1997 - May 1998
                                                            (For the Pilgrim Funds)

------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON          Vice President and Secretary  March 2002 - Present        Vice President and Secretary, ING Funds
7337 E. Doubletree Ranch Rd.                                (For the ING Funds)         Services, LLC, ING Funds Distributor,
Scottsdale, Arizona 85258                                                               LLC, ING Advisors, Inc., ING
Date of Birth:  07/25/1964                                  February 2001 - March 2002  Investments, LLC (October 2001 -
                                                            (For the Pilgrim Funds)     Present) and Lexington Funds
                                                                                        Distributor, Inc. (December 2001 -
                                                                                        Present). Formerly, Vice President, ING
                                                                                        Quantitative Management, Inc. (October
                                                                                        2001 - September 2002); Assistant Vice
                                                                                        President, ING Funds Services, LLC
                                                                                        (November 1999 - January 2001) and has
                                                                                        held various other positions with ING
                                                                                        Funds Services, LLC for more than the
                                                                                        last five years.
------------------------------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER           Vice President                February 2003 - Present     Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                (For the ING Funds)         Officer (July, 1995 to Present), ING
Scottsdale, Arizona 85258                                                               Funds Distributor, LLC. (formerly ING
Date of Birth:  02/06/1954                                                              Funds Distributor, Inc. and ING Pilgrim
                                                                                        Securities, Inc.); Vice President
                                                                                        (February, 1996 to Present) and Chief
                                                                                        Compliance Officer (October, 2001 to
                                                                                        Present) ING Investments, LLC (formerly
                                                                                        ING Pilgrim Investments, LLC and ING
                                                                                        Investments, Inc.); Vice President and
                                                                                        Chief Compliance Officer (July 2000 to
                                                                                        Present), ING Advisors, Inc. (formerly
                                                                                        ING Pilgrim Advisors, Inc.), Vice
                                                                                        President and Chief Compliance Officer
                                                                                        (July 2000 to September 2002) ING
                                                                                        Quantitative Management, Inc. (formerly
                                                                                        ING Pilgrim Quantitative Management, Inc
                                                                                        and Market Systems Research Advisors,
                                                                                        Inc. ), and Vice President (July 1995 to
                                                                                        Present) ING Fund Services, LLC
                                                                                        (formerly ING Pilgrim Group, LLC).
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                    Assistant Vice President      April 2002 - Present        Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.                                (For certain ING Funds)     Investments, LLC (March 2001 - Present).
Scottsdale, Arizona 85258                                                               Formerly, Director of Financial
Date of Birth:  11/03/1967                                  March 2002 - Present        Reporting, Axient Communications, Inc.
                                                            (For certain ING Funds)     (May 2000 - January 2001) and Director
                                                                                        of Finance, Rural/Metro Corporation
                                                            August 2001 - March 2002    (March 1995 - May 2000).
                                                            (For the Pilgrim Funds)
------------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON             Assistant Vice President      April 2002 - Present        Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.                                (For certain ING Funds)     Services, LLC (October 2001 - Present).
                                                                                        Formerly, Manager of Fund Accounting and
                                                                                        Fund

-----------------------------------------------------------------------------------------------------------------------------------
                              POSITIONS HELD WITH THE       TERM OF OFFICE AND LENGTH   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         PORTFOLIO                     OF TIME SERVED (1)(2)       DURING THE LAST FIVE YEARS (3)
------------------------------------------------------------------------------------------------------------------------------------
Scottsdale, Arizona 85258                                   March 2002 - April 2002     Compliance, ING Investments, LLC (September
Date of Birth:  05/29/1958                                  (For certain ING Funds)     1999 - November 2001); Section Manager of
                                                                                        Fund Accounting, Stein Roe Mutual Funds
                                                            August 2001 - March 2002    (July 1998 - August 1999); and Financial
                                                            (For the Pilgrim Funds)     Reporting Analyst, Stein Roe Mutual Funds
                                                                                        (August 1997 - July 1998).
------------------------------------------------------------------------------------------------------------------------------------
SUE KINENS                    Assistant Vice President      February 2003 - Present     Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.  and Assistant Secretary       (For the ING Funds)         Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                               (December 2002 - Present); and has held
Date of Birth:  12/31/1976                                                              various other positions with ING Funds
                                                                                        Services, LLC for the last five years.
------------------------------------------------------------------------------------------------------------------------------------






----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.



(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds.



(3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:



ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
  LLC)
--------------------------------------------------------------------------------
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, LLC (February 2001 - formed)
  ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
    Investments, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
    Investments, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
    Advisory Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)



  **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
    Investment Management Corporation)




ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
-------------------------------------------------------------------------------
  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
      Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
      Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
      Inc.)
  Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
      Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
     Management Corporation)
  Newco Holdings Management Corporation (December 1994 - incorporated)




ING Funds Distributor, LLC.  (October 2002)
-------------------------------------------
  ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor,
    LLC)
  ING Funds Distributor, LLC (October 2002 - formed)
  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
    Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
    Inc.)
  Pilgrim Securities, Inc.  (October 1998 - name changed from Pilgrim America
    Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
    Distributors Corporation)
  Newco Distributors Corporation (December 1994  - incorporated)




ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
    Corporation, LLC)
--------------------------------------------------------------------------------
 ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
    Capital Corporation, LLC)
 ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
 ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
    Capital Corporation)
 Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings
    Corporation)
 Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
    Holdings, Inc.)
 Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
    Corporation)
 Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
    Capital Corporation)

 Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
    Corporation)
 Pilgrim America Capital Corporation (April 1997 - incorporated)




ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
------------------------------------------------------------------------------
  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)
  ING Lexington Management Corporation (October 2000 - name changed from
    Lexington Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)




ING Quantitative Management, Inc. (September 2002 - Dissolved)
--------------------------------------------------------------
   ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
     Quantitative Management, Inc.)
  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
     Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1986 - incorporated)

STANDING COMMITTEES OF THE TRUST


            The Board governs the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolio's activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio's performance.


            Committees


            An Executive Committee of the Board was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held 4 meetings during the fiscal year ended December 31, 2002.



            The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the fiscal year ended December 31, 2002.



            The Board has an Audit Committee whose function is to meet with the independent auditors of the Portfolio to review the scope of the Portfolio's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Putnam, Vincent, Rieke and Earley. Mr. Earley serves as Chairman of the Committee. The Audit Committee held 4 meetings during the fiscal year ended December 31, 2002.



            The Board has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolio for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. Patton, May, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 4 meetings during the fiscal year ended December 31, 2002.



            The Board has established an Investment Review Committee that will monitor the investment performance of the Portfolio and to make recommendations to the Board of Trustees with respect to the Portfolio. The Committee for the Portfolio currently consists of Dr. Gitenstein and Messrs. Wedemeyer, Doherty, May, McInerney and Patton. Mr. Wedemeyer serves as Chairman of this Committee. The Investment Review Committee held 4 meetings during the fiscal year ended December 31, 2002.


COMPENSATION OF TRUSTEES


            The Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Trustees serve in common as Trustees.



            The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by ING Investments for the year ended December 31, 2002. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments.

                               COMPENSATION TABLE


                                                                                                              TOTAL COMPENSATION
                                                        PENSION OR RETIREMENT                                  FROM REGISTRANT AND
                          AGGREGATE TO COMPENSATION  BENEFITS ACCRUED AS PART OF       ESTIMATED ANNUAL         FUND COMPLEX PAID
NAME OF PERSON, POSITION       FROM THE TRUST             FUND EXPENSES(4)        BENEFITS UPON RETIREMENT       TO TRUSTEES(5)
------------------------       --------------             ----------------        ------------------------       --------------
Paul S. Doherty                      $85                          N/A                         N/A                     $76,532
Trustee

Alan S. Gosule(2)                    $24                          N/A                         N/A                     $12,500
Trustee

Walter H. May                        $102                         N/A                         N/A                     $88,288
Trustee

Thomas J. McInerney(1)               N/A                          N/A                         N/A                       N/A
Trustee

Jock Patton                          $121                         N/A                         N/A                     $88,759
Trustee

David W.C. Putnam                    $85                          N/A                         N/A                     $76,855
Trustee

Blaine E. Rieke                      $84                          N/A                         N/A                     $74,771
Trustee

John G. Turner(1)                    N/A                          N/A                         N/A                       N/A
Trustee

                                                                                                              TOTAL COMPENSATION
                                                        PENSION OR RETIREMENT                                  FROM REGISTRANT AND
                          AGGREGATE TO COMPENSATION  BENEFITS ACCRUED AS PART OF       ESTIMATED ANNUAL         FUND COMPLEX PAID
NAME OF PERSON, POSITION       FROM THE TRUST             FUND EXPENSES(4)        BENEFITS UPON RETIREMENT       TO TRUSTEES(5)
------------------------       --------------             ----------------        ------------------------       --------------
Richard A. Wedemeyer                 $105                         N/A                         N/A                     $70,133
Trustee

Barbara Gitenstein(3)                $102                         N/A                         N/A                     $50,658
Trustee

Michael J. Early(3)                  $82                          N/A                         N/A                     $48,304
Trustee

Roger Vincent(3)                     $84                          N/A                         N/A                     $76,011
Trustee

R. Glenn Hilliard(3)(6)              N/A                          N/A                         N/A                       N/A
Trustee






----------
1) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Trusts.



2) Resigned as a Trustee effective December 28, 2001. . Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his retirement pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as and Independent Trustee for certain ING Funds for 5 years prior to his resignation.



3)    Commenced service as a Trustee on February 26, 2002.



4) The ING Funds have adopted a retirement policy under which a Director/Trustee who has served as an Independent Director/Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation paid to the Independent Director/Trustee for one year of service.



5) Represents compensation from 107 funds (total in complex as of December 31, 2002).



6)    Resigned as a Trustee effective April 30, 2003.

TRUSTEE OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY


            In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own, beneficially, shares of one or more ING Funds at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.



            Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.


            Set forth below is the dollar range of equity securities owned by each Trustee.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                         SECURITIES IN ALL REGISTERED
                   NAME OF TRUSTEE                      DOLLAR RANGE OF EQUITY         INVESTMENT COMPANIES OVERSEEN BY
                                                        SECURITIES IN THE TRUST         TRUSTEE IN FAMILY OF INVESTMENT
                                                        AS OF DECEMBER 31, 2002                    COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
   INDEPENDENT TRUSTEES

   Paul S. Doherty                                               None                         $50,001 - $100,000
   J. Michael Earley(1)                                          None                                None
   R. Barbara Gitenstein(1)                                      None                          $10,001 - $50,000
   Walter H. May                                                 None                            Over $100,000
   Jock Patton                                                   None                         $50,001 - $100,000
   David W. C. Putnam                                            None                            Over $100,000
   Blaine E. Rieke                                               None                         $50,001 - $100,000
   Roger B. Vincent(1)                                           None                            Over $100,000
   Richard A. Wedemeyer                                          None                          $10,001 - $50,000

   TRUSTEES WHO ARE "INTERESTED PERSONS"

   Thomas J. McInerney                                           None                         $50,001 - $100,000
   John G. Turner                                                None                            Over $100,000



----------
(1)   Commenced service as a Trustee on February 26, 2002.



INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

            Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Trust (not including registered investment companies).

           NAME OF TRUSTEE             NAME OF OWNERS AND          COMPANY         TITLE OF       VALUE OF    PERCENTAGE OF
                                    RELATIONSHIP TO TRUSTEE                          CLASS       SECURITIES       CLASS
---------------------------------------------------------------------------------------------------------------------------
   Paul S. Doherty                            N/A                    N/A              N/A            $0            N/A
   J. Michael Earley(1)                       N/A                    N/A              N/A            $0            N/A
   R. Barbara Gitenstein(1)                   N/A                    N/A              N/A            $0            N/A
   Walter H. May                              N/A                    N/A              N/A            $0            N/A
   Jock Patton                                N/A                    N/A              N/A            $0            N/A
   David W. C. Putnam                         N/A                    N/A              N/A            $0            N/A
   Blaine E. Rieke                            N/A                    N/A              N/A            $0            N/A
   Roger B. Vincent(1)                        N/A                    N/A              N/A            $0            N/A
   Richard A. Wedemeyer                       N/A                    N/A              N/A            $0            N/A



----------
(1)   Commenced service as a Trustee on February 26, 2002.





CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


            Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding the Portfolio without the consent or approval of shareholders. As of March 31, 2003, Golden American Life Insurance Co. owned 98.76% of the Worldwide Growth Portfolio and, therefore, is a control person of the Portfolio.



            As of March 31, 2003, the Trustees and officers as a group owned less than 1% of any class of the Portfolio's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolio, except as follows:



                                            CLASS AND TYPE OF       PERCENTAGE OF    PERCENTAGE OF
                     ADDRESS                   OWNERSHIP               CLASS          PORTFOLIO
                     -------                   ---------               -----          ---------
              *GOLDEN AMERICAN LIFE         Beneficial Owner           98.76%           98.76%
              INSURANCE CO
              1475 DUNWOODY DR
              WEST CHESTER PA 19380-1478



----------
* The above entity is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Group's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


INVESTMENT MANAGER


            ING Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Trustees has the overall responsibility for the management of the Portfolio. ING Investments is a direct, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



            On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Manager changed to ING Investments, LLC. Prior to April 30, 2001, ING Mutual Funds Management LLC ("IMFC") served as investment adviser to the Portfolio. On April 30, 2001, IMFC, and indirect wholly-owned subsidiary of ING Groep N.V. that had been under common control with ING, merged with ING. As of March 31, 2003, ING Investments had assets under management of almost $32.5 billion.



            ING Investments serves pursuant to an Investment Management Agreement between ING Investments and the Trust ("Investment Management Agreement"). The Investment Management Agreements require the Investment Manager to oversee the provision of all investment advisory and portfolio management services for the Portfolio. The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Portfolio and to furnish advice and recommendations with respect to investment of the Portfolio's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.



            After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.



            The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



            In connection with their deliberations relating to the Portfolio's current Investment Management Agreement, the Board considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of the Portfolio; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement;
      (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by the Fund and a comparison of the Fund's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of the Fund. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.



            In considering the Investment Management Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of the Portfolio, including performance in relation to a peer group of portfolios and in relation to a benchmark index or a combination of indexes, and the fees paid by the Portfolio.



            In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreement, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement is in the best interests of the Portfolio and its shareholders and that the Investment Management fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement.






            During the fiscal years ended December 31, 2002, 2001 and 2000, the Portfolio paid the Investment Manager the following investment advisory fees:



                    TOTAL ADVISORY FEES PAID BY THE PORTFOLIO
                     FOR THE CALENDAR YEAR ENDED DECEMBER 31



                                                2002                   2001                    2000
                                                ----                   ----                    ----
                                            ADVISORY FEES         ADVISORY FEES            ADVISORY FEES
                                            -------------         -------------            -------------
           Worldwide Growth                   $286,125
           Portfolio..................                              $158,957                 $48,114(1)


----------
(1)   For the period of April 28, 2000 through December 31, 2000.


SUB-ADVISER



            ING Investment Advisors B.V. ("IIMA") served as sub-adviser to the Worldwide Growth Portfolio until May 5, 2001. On May 5, 2001, ING Investments began managing the Portfolio directly under its existing Management Agreement.



            During the fiscal years ended December 31, 2001 and 2000, the Portfolio paid the Sub-Adviser the following sub-advisory fees:


      TOTAL SUB-ADVISORY FEES PAID FOR THE CALENDAR YEAR ENDED DECEMBER 31


                                              2001                          2000
                                              ----                          ----
                                        SUB-ADVISORY FEES             SUB-ADVISORY FEES
                                        -----------------             -----------------
           Worldwide Growth
           Portfolio..............           $9,608(1)                    $24,072(2)


----------
(1)   For the period of January 1, 2001 through May 5, 2001.

(2)   For the period of April 28, 2000 through December 31, 2000.

EXPENSE LIMITATION AGREEMENT


            The Investment Manager has entered into expense limitation agreements with the Worldwide Growth Portfolio, pursuant to which the Investment Manager has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Manager will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager do not exceed 1.23% of the Portfolio's average net asset value.



            The Portfolio will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.



            The expense limitation agreement provides that this expense limitation shall continue until December 31, 2003. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager provides written notice of the termination of the agreement to the Portfolio within ninety (90) days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Portfolio, without payment of any penalty, upon written notice to the Investment Manager at its principal place of business within ninety (90) days of the end of the then; current term for the Portfolio.



      The fee reductions paid to the Portfolio are as follows:



                                                  DECEMBER 31               DECEMBER 31                DECEMBER 31
                                                  -----------               -----------                -----------
                  PORTFOLIO                           2002                      2001                    2000 (1)
                  ----------                          ----                      ----                    --------
Worldwide Growth Portfolio                          $239,207                  $275,744                   $84,381


----------
(1)   For the period of April 28, 2000 through December 31, 2000.

DISTRIBUTION OF PORTFOLIO SHARES


            ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, serves as distributor and principal underwriter of the Portfolio. As distributor, ING Funds Distributor is obligated to sell shares of the Portfolio on a best efforts basis only against purchase orders for the shares. Shares of the Portfolio are offered on a continuous basis. ING Funds Distributor is affiliated with the Investment Manager by reason of common ownership.

TRANSFER AGENT

            The Transfer agent, dividend disbursing agent and registrar for the Portfolio's shares is DST Systems, Inc. ("DST"), whose principal business address is 330 West 9th Street, Kansas City, Missouri 64105.

DISTRIBUTION PLAN


            Pursuant to a Plan of Distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act, the Portfolio pays the Distributor an annual fee of 0.25% of average net assets attributable to the Portfolio's shares.



            The distribution fee may be used by the Distributor for the purpose of financing any activity, which is primarily intended to result in the sale of shares of the Portfolio. For example, such distribution fee may be used by the Distributor to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Portfolio shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, and to pay other advertising and promotional expenses in connection with the distribution of Portfolio shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the distribution plan is terminated by the Portfolio, the Board may allow the Portfolio to pay the 12b-1 Fees to the Distributor for distributing shares before the plan was terminated.



            Agreements implementing the Plan of Distribution (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Portfolio's shares, are in writing and have been approved by the Board. All payments made pursuant to the Plan of Distribution are made in accordance with written agreements.



            The continuance of the Plan of Distribution and the Implementation Agreements must be specifically approved at least annually by a vote of the Portfolio's Board of Trustees and by a vote of the Trustees who are not interested persons of the Portfolio and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan of Distribution may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Portfolio or the applicable class of the Portfolio. In the event the Plan of Distribution is terminated in accordance with its terms, the Portfolio (or class) will not be required to make any payments for distribution expenses incurred after the termination date, although the Board may allow the Portfolio to pay distribution expenses to the Distributor which were incurred before the Plan was terminated. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Portfolio (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan of Distribution may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan of Distribution must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plan of Distribution, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Portfolio and its shareholders. The Board of Trustees believes that expenditure of the Portfolio's assets for distribution expenses under the Plan of Distribution should assist in the growth of the Portfolio which will benefit the Portfolio and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan of Distribution will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Portfolio's assets for distribution will be realized. While the Plan of Distribution is in effect, all amounts spent by the Portfolio pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of the Portfolio will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all of the shares of such Portfolio. In addition, the selection and nomination of those Trustees who are not interested persons of the Portfolio are committed to the discretion of the Independent Trustees during such period.



            The proceeding table shows the expenses incurred by the Portfolio for distribution-related activities under the Rule 12b-1 Plans for the fiscal year ended December 31.



               PORTFOLIO                   AGGREGATE AMOUNT PAID
               ---------                   ---------------------
                                                   2002
                                                   ----
        Worldwide Growth
        Portfolio                                 $71,531




            Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of the Portfolio's shares for the fiscal year ended December 31, were as follows:



                   DISTRIBUTION / EXPENSES                  2002
                   Worldwide Growth Portfolio
                   --------------------------
                   Advertising.......................      $   340
                   Printing..........................      $ 6,461
                   Salaries & Commissions............      $46,952
                   Broker Servicing..................      $17,210
                   Miscellaneous.....................      $22,387
                                                           -------
                   TOTAL.............................      $93,350




                        DETERMINATION OF NET ASSET VALUE


            The net asset value of the Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



            Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Net Asset Value" in the shareholder guide of the Prospectus. The long-term debt obligations held in the Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.













            Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.



            The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the portfolio's valuation). Foreign securities markets may close before the portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.



            If a significant event which is likely to impact the value of one or more foreign securities held by the portfolio occurs after the time at which the foreign market for such security (ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Portfolio calculates its net asset value. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time the portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the portfolio's net asset value.



            Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.



            Options on currencies purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.



            The fair value of other assets is added to the value of all securities positions to arrive at the value of the portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


            The Prospectus contains a general description of how investors may buy shares of the Portfolio and states whether the Portfolio offers more than one class of shares. This SAI contains additional information, which may be of interest to investors.



            The obligation of the Portfolio to redeem its shares when called upon to do so by the shareholder is mandatory with certain exceptions. The Portfolio will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of such period. When redemption requests exceed such amount, however, the Portfolio reserves the right to make part or all of the payment in the form of readily marketable securities or other assets of the Portfolio. An example of when this might be done is in case of emergency, such as in those situations enumerated in the following paragraph, or at any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Portfolio is valued. If the recipient sold such securities, he or she probably would incur brokerage charges.


            Redemption of shares, or payment, may be suspended at times (a) when the NYSE is closed for other than customary weekend or holiday closings,
      (b) when trading on NYSE is restricted, (c) when an emergency exists, as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolio will not redeem shares: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



            The Trust offers the shares of the Portfolio, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to Portfolio variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to the Portfolio. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio, which corresponds to that division. Each separate account purchases and redeems shares of the Portfolio for its divisions at net asset value without sales or redemption charges.



            The Trust may offer the shares of its Portfolio to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Portfolio would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.



            The Board monitors for possible conflicts among separate accounts (and will do so for Plans) buying shares of the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in the Portfolio. The Portfolio's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or Plan) withdrawing because of a conflict.



            The Portfolio ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio's net asset value per share next computed on the day on which the separate account processes such transactions. The Portfolio effects orders to purchase or redeem its shares that are not based on such transactions at the Portfolio's net asset value per share next computed on the day on which the Portfolio receives the orders.


            Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.

            The Portfolio paid aggregate brokerage commissions of $3,714 for the period of April 28, 2000 to December 31, 2000; $127,807 for the fiscal year ended December 31, 2001 and $298,067 for the fiscal year ended December 31, 2002.


                             PORTFOLIO TRANSACTIONS


            Investment decisions for the Portfolio and for the other investment advisory clients of the Investment Manager are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Investment Manager's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.



            The Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Investment Manager is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Portfolio to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Investment Manager generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.



            Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Portfolio. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Portfolio or the Distributor are prohibited from dealing with the Portfolio as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless an exemptive order allowing such transactions is obtained from the SEC.



            The Investment Manager may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer, which has provided statistical or other research services to the Investment Manager. By allocating transactions in this manner, the Investment Manager is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Investment Manager in advising various of its clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The management fee paid by the Portfolio is not reduced because the Investment Manager and its affiliates receive such services.



            As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Investment Manager may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Investment Manager an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.


            The Investment Manager may allocate purchase and sales order for portfolio securities to broker-dealers that are affiliated with the Investment Manager or the Distributor in agency transactions if the Investment Manager believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.


            Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Investment Manager may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.


PORTFOLIO TURNOVER


            Changes may be made in the portfolio consistent with the investment objective and policies of the Portfolio whenever such changes are believed to be in the best interests of the Portfolio and its shareholders. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.


            For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


The Portfolio generally declares and distributes dividends, if any, representing substantially all net investment income annually. All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Portfolio issuing the distribution at the net asset value determined on the reinvestment date.





TAX MATTERS


            The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the portfolio by the separate accounts of life insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of the Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Portfolio.



            The Portfolio intends to qualify to be taxed under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, the Portfolio must, among other things, meet the following requirements: (A.) The Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (B.) The Portfolio must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter:
      (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Portfolio's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs). As a regulated investment company, the Portfolio generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Portfolio's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Portfolio intends to distribute all or substantially all of such income.



            The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year at least 98% of its ordinary income for the calendar year, at least 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year and certain other amounts. The Portfolio intends to make sufficient distributions to avoid imposition of the excise tax. As a RIC, the Portfolio will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income for the taxable year.



            As a RIC, the Portfolio will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income for the taxable year.




            The Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the corresponding division of the insurance company separate accounts, the Portfolio intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that the Portfolio's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of the Portfolio or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure by the portfolio both to qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the portfolio to qualify as a regulated investment company would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.





            The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.


            In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. The Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.



            The holding of the foreign currencies and investments by the Portfolio in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Portfolio.



            If the Portfolio invests in foreign securities it may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of the Portfolio's total assets at the close of the taxable year consists of securities of foreign corporations, the Portfolio may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Portfolio shares should consider the impact of this election.



            Holders of Contracts under which assets are invested in the Portfolio should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.


                                OTHER INFORMATION

CAPITALIZATION


            The Trust is a Delaware business trust established under a Trust Instrument dated July 15, 1999, and currently consists of one separately managed portfolio. The Portfolio is comprised of one class of shares.



            The capitalization of the Portfolio consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the shareholders.

      When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights, conversion rights or subscription rights. In any liquidation of the Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of the Portfolio.



            In the event of a liquidation or dissolution of the Portfolio, shareholders of the Portfolio would be entitled to receive the assets available for distribution belonging to the Portfolio, and a proportionate distribution, based upon the relative net asset values of the Portfolio, of any general assets not belonging to the Portfolio, which are available for distribution. Shareholders of the Portfolio are entitled to participate in the net distributable assets of the Portfolio involved in liquidation, based on the number of shares of the Portfolio that are held by each shareholder.


CODE OF ETHICS


            The Trust, the Investment Manager and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolio that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Portfolio's Compliance Officer or her designee and to report all transactions on a regular basis.


VOTING RIGHTS


            Under the Trust Instrument, the Portfolio is not required to hold annual meetings of the Portfolio's shareholders to elect Trustees or for other purposes. It is not anticipated that the Portfolio will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Portfolio. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Portfolio may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Portfolio. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.



            The Portfolio's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.



            Shareholders of the Portfolio, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Portfolio shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the portfolio affected by the matter. The Portfolio is affected by a matter unless it is clear that the interests of the portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the portfolios of the Trust voting together in the aggregate without regard to a particular portfolio.


CUSTODIAN/RECORDKEEPING





            Brown Brothers Harriman, 40 Water Street, Boston, MA, acts as custodian of the Worldwide Growth Portfolio's assets. The Trustees of the Portfolio have reviewed and approved custodial arrangements for securities held outside of the United States in accordance with Rule 17f-5 of the 1940 Act.



            State Street Bank and Trust Company ("State Street"), 801 Pennsylvania Avenue, Kansas City, MO 64105, maintains certain financial and accounting books and records pursuant to a separate agreement with the Trust.


YIELD AND PERFORMANCE INFORMATION


            The Portfolio may, from time to time, include its yields, effective yields, tax equivalent yields and average annual total returns in advertisements or reports to shareholders or prospective investors.



            Quotations of yield for the Portfolio will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


                                a-b      6
                  YIELD = 2[( ------ + 1)  -1]
                                cd

      where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


            Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula:


                        n
                  p(1+T) = ERV

            (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Portfolio expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

            Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Portfolio during the particular time period shown. Yield and total return for the Portfolio will vary based on changes in the market conditions and the level of the Portfolio's expenses, and no reported performance figure should be considered an indication of performance, which may be expected in the future.



            In connection with communicating its yields or total return to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


OTHER PERFORMANCE COMPARISONS


            The Portfolio may from time to time include in advertisements, sales literature, communications to shareholders and other materials, comparisons of its total return to the return of other mutual funds with similar investment objectives, broadly-based market indices, other investment alternatives, rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the funds may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the S&P 500 Index, the Dow Jones Industrial Average, and the Russell 2000. Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund performance rating service that rates mutual funds on the basis of risk-adjusted performance. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Portfolio, including reprints of, or selections from editorials or articles about the Portfolio or the Portfolio's portfolio managers.



            The Portfolio may also publish rankings or ratings of the managers. Materials may include a list of representative clients of the Investment Manager and may contain information regarding the background, expertise, etc. of the Investment Manager or the Portfolio's portfolio managers. The distributor may provide information that discusses the managers' philosophy, investment strategy, investment process, security selection criteria and screening methodologies.



            In addition, the Portfolio may also include in materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Portfolio, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Portfolio) as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. Material may also contain Portfolio holdings, sector allocations, asset allocations, credit ratings, and regional allocations. Material may refer to various fund identifiers such as the CUSIP numbers or NASDAQ symbols.



            The average annual total returns, including sales charges, for shares of the Portfolio for the period from commencement of operations to December 31, 2002, is as follows:

                                              1 Year         5 Year      10 Year     Since Inception    Inception Date
                                              ------         ------      -------     ---------------    --------------
Worldwide Growth Portfolio(1) (2)             -24.92          N/A          N/A           -20.50             4/28/00


----------
(1)   Prior to May 5, 2001, the Portfolio was advised by a sub-adviser.

(2) Prior to May 5, 2001, the portfolio manager employed different stock selection criteria.

LEGAL COUNSEL


            Dechert LLP serves as counsel to the Trust. Dechert's address is 1775 I St., NW, Washington, DC 20006-2401.


INDEPENDENT AUDITORS


            Prior to December 31, 2000, a different firm served as auditor to the Trust. KPMG LLP serves as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.


REGISTRATION STATEMENT


            This SAI and the Prospectus do not contain all the information included in the Portfolio's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.


            Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS


            The Financial Statements and the independent auditors' reports thereon, appearing in the Portfolio's Annual Report for the period ending December 31, 2002, are incorporated by reference in this Statement. The Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

            Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

            Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

            Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

            S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:


      MIG/VMIG Ratings U.S. Short-Term Rating



      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

      In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.



      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.



      The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.



      MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.



      MIG 1/VMIG 1



      This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.



      MIG 2/VMIG 2



      This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.



      MIG 3/VMIG 3



      This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.



      SG



      This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.











DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:


            Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations, which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.


            PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

            PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

            AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

            A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

            BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

            BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

            D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

            SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

            SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

            An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

            A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

            A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

PART C:
OTHER INFORMATION

ITEM 23.    EXHIBITS

(a)(1)      Trust Instrument (2)

(a)(2)      Certificate of Amendment (3)

(a)(3)      Form of Certificate of Amendment of Redesignation of Series (4)

(a)(4)      Form of Certificate of Amendment of Declaration of Trust (4)

(a)(5)      Amendment No. 2 To Trust Instrument (1)

(a)(6)      Amendment No. 5 to Trust Instrument (1)

(b)         By-Laws of Registrant (2)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI and XIII of the By-Laws referenced in Exhibit (b) above.

(d)(1) Form of Investment Management Agreement between Registrant and ING Mutual Funds Management Co. LLC (2)

(d)(2) Form of Sub-Advisory Agreement between ING Mutual Funds Management Co. LLC and ING Investment Management Advisors B.V. (2)

(d)(3) Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC (4)

(e)(1) Form of Distribution Agreement between Registrant and ING Funds Distributor, Inc. (2)

(e)(2) Form of Distribution Agreement between Registrant and ING Pilgrim Securities Inc. (3)

(f)         None

(g)(1) Form of Custody Agreement between State Street Bank and Trust Company and Registrant (2)

(g)(2) Form of Custody Agreement between Brown Brothers Harriman & Co. and Registrant (3)

(h)(1) Form of Fund Services Agreement between Registrant and ING Fund Services Co. LLC (2)

(h)(2) Form of Services Agreement between ING Fund Services Co. LLC and PFPC Inc. (2)

(h)(3) Participation Agreement among Equitable Life Insurance Company of Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. (5)

(h)(4) Participation Agreement among First Golden American Life Insurance Company of New York, the Registrant, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. (5)

(h)(5) Form of Accounting Agency Agreement between Registrant and Brown, Brothers Harriman & Co. (4)

(h)(6)      Form of Expense Limitation Agreement (4)

(i) Opinion and Consent of Paul, Weiss, Rifkind, Wharton & Garrison regarding the legality of the securities being issued (2)

(j)(1)      Consent of Dechert LLP, counsel to the Trust (1)

(j)(2)      Consent of KPMG LLP, independent accountants (1)

(k)         None

(l)         Form of Purchase Agreement (2)

(m)         Form of Rule 12b-1 Distribution Plan and Agreement (3)

(n)         None

(p)(1)      ING Mutual Funds Management Co. LLC Code of Ethics (2)

(p)(2)      Pilgrim Group Funds' Code of Ethics (3)

(p)(3)      ING Investment Management Advisors B.V. Code of Ethics (3)

(1)         Filed herein.

(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

(3) Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

(4) Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A on April 18, 2002 and incorporated herein by reference.

(5) Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 18, 2000 and incorporated herein by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

ITEM 25.  INDEMNIFICATION

      Reference is made to Article IX of Registrants By-laws and paragraphs 1.11 of the Distribution Agreement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

      The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under circumstances.

      Section 12 of the Investment Management Agreement with ING Investments, LLC (formerly ING Pilgrim Investments, LLC) and Section 9 of the Sub-Advisory Agreement with ING Investment Management Advisors B.V. and ING Investment Management LLC, Section 1.11 of the Distribution Agreement between the Registrant and ING Funds Distributor, Inc., and Section 20 of the Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc. limit the liability of Manger, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

      The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17 (h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

      (a)Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

      (a) ING Funds Distributor, LLC (formerly, ING Funds Distributor, Inc.) is the principal underwriter for ING VP Balanced Portfolio, Inc., ING Advisory Funds, Inc., ING Corporate Leaders Trust Fund, ING VP Emerging Markets Fund, Inc., ING Equity Trust, ING Funds Trust, ING Strategic Allocation Portfolios, Inc., ING GET Fund, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING VP Natural Resources Trust, ING Prime Rate Trust, ING Senior Income Fund, ING Series Fund, Inc., ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Bond Portfolio, ING Variable Funds, ING VP Money Market Portfolio, and USLICO Series Fund.

      (b) Information as to the directors and officer of ING Funds Distributor, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 is incorporated herein by reference thereto.

      (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of:

(a) ING Variable Insurance Trust, 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258

(b) ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester PA 19380 (records of prior investment manager) and 230 Park Avenue, New York, NY 10169 (records of prior investment manger relation to it UIT business)

(c) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258

(d) ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as former investment sub-advisor for ING VP Worldwide Growth Portfolio)

(e) Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (records related to its functions as custodian/recordkeeping agent to ING VP Worldwide Growth Portfolio)

(f) DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent)

ITEM 29. MANAGEMENT SERVICES

      Not Applicable.

ITEM 30. UNDERTAKINGS

      Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the state of Arizona on the 23rd day of April, 2003.

                                        ING VARIABLE INSURANCE TRUST

                                        By:  /s/ Kimberly A. Anderson
                                             ----------------------------
                                             Kimberly A. Anderson,
                                             Vice President and Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          SIGNATURE               TITLE                                    DATE
          ---------               -----                                    ----
              *                   Trustee and Chairman                     April 23, 2003
-----------------------------
        John G. Turner

              *                   President, Chief Executive               April 23, 2003
-----------------------------     Officer and Chief Operating Officer
      James M. Hennessy

              *                   Executive Vice President,
-----------------------------     Assistant Secretary and                  April 23, 2003
      Michael J. Roland           Principal Financial Officer

              *                   Trustee                                  April 23, 2003
-----------------------------
       Paul S. Doherty

              *                   Trustee                                  April 23, 2003
-----------------------------
      J. Michael Earley

              *                   Trustee                                  April 23, 2003
-----------------------------
      Barbara Gitenstein

              *                   Trustee                                  April 23, 2003
-----------------------------
      R. Glenn Hilliard

              *                   Trustee                                  April 23, 2003
-----------------------------
      Walter H. May, Jr.

              *                   Trustee                                  April 23, 2003
-----------------------------
     Thomas J. McInerney

              *                   Trustee                                  April 23, 2003
-----------------------------
         Jock Patton

              *                   Trustee                                  April 23, 2003
-----------------------------
      David W.C. Putnam

              *                   Trustee                                  April 23, 2003
-----------------------------
       Blaine E. Reike

              *                   Trustee                                  April 23, 2003
-----------------------------
      Roger B. Vincent

              *                   Trustee                                  April 23, 2003
-----------------------------
    Richard A. Wedemeyer

*By:  /s/ Kimberly A. Anderson
      ---------------------------------
      Kimberly A. Anderson,
      Vice President and Secretary
      Attorney-in-Fact**

** Powers of attorney incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A (file No. 333-83071), as filed with the SEC on April 18, 2002.

                                  EXHIBIT INDEX

Exhibit Number                      Name of Exhibit
--------------                      ---------------
(a)(5)                              Amendment No. 2 To Trust Instrument
(a)(6)                              Amendment No. 5 to Trust Instrument
(j)(1)                              Consent of Dechert LLP
(j)(2)                              Consent of KPMG LLP